Property, Plant and Equipment (Schedule of Nonregulated Solar Projects) (Detail) $ in Millions		12 Months Ended
		Dec. 31, 2022 USD ($) MW	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Property Plant And Equipment [Line Items]
Project Cost		$ 167	$ 101	$ 311
Acquisition of Solar Project Greensville in Virginia
Property Plant And Equipment [Line Items]
Date Agreement Entered		2019-08
Date Agreement Closed		2019-08
Project Cost	[1]	$ 127
Date of Commercial Operations		December 2020
MW Capacity | MW		80
Acquisition of Solar Project Myrtle in Virginia
Property Plant And Equipment [Line Items]
Date Agreement Entered		2019-08
Date Agreement Closed		2019-08
Project Cost	[1]	$ 32
Date of Commercial Operations		June 2020
MW Capacity | MW		15
Acquisition of Solar Project Blackville in South Carolina
Property Plant And Equipment [Line Items]
Date Agreement Entered		2020-05
Date Agreement Closed		2020-05
Project Cost	[1]	$ 12
Date of Commercial Operations		December 2020
MW Capacity | MW		7
Acquisition of Solar Project Denmark in South Carolina
Property Plant And Equipment [Line Items]
Date Agreement Entered		2020-05
Date Agreement Closed		2020-05
Project Cost	[1]	$ 14
Date of Commercial Operations		December 2020
MW Capacity | MW		6
Acquisition of Solar Project Yemassee in South Carolina
Property Plant And Equipment [Line Items]
Date Agreement Entered		2020-05
Date Agreement Closed		2020-08
Project Cost	[1]	$ 17
Date of Commercial Operations		January 2021
MW Capacity | MW		10
Acquisition of Solar Project Trask in South Carolina
Property Plant And Equipment [Line Items]
Date Agreement Entered		2020-05
Date Agreement Closed		2020-10
Project Cost	[1]	$ 22
Date of Commercial Operations		March 2021
MW Capacity | MW		12
Acquisition of Solar Project Hardin I in Ohio
Property Plant And Equipment [Line Items]
Date Agreement Entered		2020-06
Date Agreement Closed		2020-06
Project Cost	[1]	$ 240
Date of Commercial Operations	[2]	Split
MW Capacity | MW		150
Acquisition of Solar Project Madison in Virginia
Property Plant And Equipment [Line Items]
Date Agreement Entered		2020-07
Date Agreement Closed		2020-07
Project Cost	[1]	$ 165
Date of Commercial Operations	[3]	Expected 2024
MW Capacity | MW		62
Acquisition of Solar Project Hardin II in Ohio
Property Plant And Equipment [Line Items]
Date Agreement Entered		2020-08
Date Agreement Closed	[4]	Terminated
Acquisition Of Solar Project Atlanta Farms In Ohio
Property Plant And Equipment [Line Items]
Date Agreement Entered		2022-03
Date Agreement Closed		2022-05
Project Cost	[1]	$ 390
Date of Commercial Operations	[3],[5]	Expected split
MW Capacity | MW		200
Virginia Electric and Power Company
Property Plant And Equipment [Line Items]
Project Cost		$ 77	$ 75	$ 35
Virginia Electric and Power Company | Acquisition of Solar Project Grasshopper in Virginia
Property Plant And Equipment [Line Items]
Date Agreement Entered	[6]	2018-08
Date Agreement Closed	[6]	2019-05
Project Cost	[6],[7]	$ 128
Date of Commercial Operations	[6]	October 2020
MW Capacity | MW	[6]	80
Virginia Electric and Power Company | Acquisition of Solar Project Chestnut in North Carolina
Property Plant And Equipment [Line Items]
Date Agreement Entered		2018-08
Date Agreement Closed		2019-05
Project Cost	[7]	$ 127
Date of Commercial Operations		January 2020
MW Capacity | MW		75
Virginia Electric and Power Company | Acquisition of Solar Project Ft. Powhatan in Virginia
Property Plant And Equipment [Line Items]
Date Agreement Entered		2019-06
Date Agreement Closed		2019-06
Project Cost	[7]	$ 267
Date of Commercial Operations		January 2022
MW Capacity | MW		150
Virginia Electric and Power Company | Acquisition of Solar Project Belcher in Virginia
Property Plant And Equipment [Line Items]
Date Agreement Entered	[8]	2019-06
Date Agreement Closed	[8]	2019-08
Project Cost	[7],[8]	$ 164
Date of Commercial Operations	[8]	June 2021
MW Capacity | MW	[8]	88
Virginia Electric and Power Company | Acquisition of Solar Project Bedford in Virginia
Property Plant And Equipment [Line Items]
Date Agreement Entered		2019-08
Date Agreement Closed		2019-11
Project Cost	[7]	$ 106
Date of Commercial Operations		November 2021
MW Capacity | MW		70
Virginia Electric and Power Company | Acquisition of Solar Project Maplewood in Virginia
Property Plant And Equipment [Line Items]
Date Agreement Entered		2019-10
Date Agreement Closed		2019-10
Project Cost	[7]	$ 210
Date of Commercial Operations		December 2022
MW Capacity | MW		120
Virginia Electric and Power Company | Acquisition of Solar Project Rochambeau in Virginia
Property Plant And Equipment [Line Items]
Date Agreement Entered		2019-12
Date Agreement Closed		2020-01
Project Cost	[7]	$ 35
Date of Commercial Operations		December 2021
MW Capacity | MW		20
Virginia Electric and Power Company | Acquisition of Solar Project Pumpkinseed in Virginia
Property Plant And Equipment [Line Items]
Date Agreement Entered		2020-05
Date Agreement Closed		2020-05
Project Cost	[7]	$ 138
Date of Commercial Operations		September 2022
MW Capacity | MW		60
Virginia Electric and Power Company | Acquisition of Solar Project Bookers Mill in Virginia
Property Plant And Equipment [Line Items]
Date Agreement Entered		2021-02
Date Agreement Closed		2021-06
Project Cost	[7]	$ 225
Date of Commercial Operations	[9]	Expected 2023
MW Capacity | MW		127

[1]	Includes acquisition costs.
[2]	In December 2020 and January 2021, 97 MW and 53 MW of the project commenced commercial operations, respectively.
[3]	Dominion Energy expects to claim production tax credits on the energy generated and sold by project.
[4]	In January 2023, Dominion Energy terminated its agreement, without penalty, to acquire Hardin II.
[5]	Expected to be split between 2023 and 2024.
[6]	Referred to as Butcher Creek once placed in service.
[7]	Includes acquisition costs.
[8]	Referred to as Desper once placed in service.
[9]	Virginia Power expects to claim production tax credits on the energy generated and sold by project.